UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

================================================================================

                                  FMC STRATEGIC
                                   VALUE FUND

                                  ANNUAL REPORT
                                OCTOBER 31, 2008

ADVISED BY:
FIRST MANHATTAN CO.

================================================================================

MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholders:

The following chart summarizes performance data for the FMC Strategic Value Fund (the "Fund") for the periods indicated:

                            PERIODS ENDED OCTOBER 31,
                                      2008
                           --------------------------
                           SIX MONTHS   TWELVE MONTHS
                           ----------   -------------
FMC Strategic Value Fund    (32.61%)       (36.30%)
Russell 2000 Value Index    (21.47%)       (30.54%)

Obviously, we are not pleased with the performance numbers set forth above. The same can be said for the broader market index, the S&P 500 Composite Index, which declined by 29.28% and 36.10% during the same six and twelve month periods, respectively. On balance, we held our own for most of the fiscal year with a substantial portion of the decline occurring in the last two months.

In our report to shareholders a year ago, we commented on the visible and growing economic weakness, problems in the credit markets, and extreme volatility in the stock market. All of these issues have continued to accelerate, and as we write this report in December, there seems to be no light at the end of the tunnel. It is now "official" that we entered the recession twelve months ago. The questions now are how deep and how long? The government has provided funds to "bail out" the banks, but will it be enough? And instead of 1% daily swings in the stock market, (which included 20 of 23 trading days in October), 5% daily swings are not uncommon.

As we look back, we find ourselves asking what would or could we have done differently. We are not sure. With hindsight, there are a few investments we wish we had avoided but not many. We took profits in some of our strong performers, particularly in the energy sector, but we retained a significant presence in that sector because we liked the long-term fundamentals, and still do. Clearly oil prices have plummeted and this has negatively affected our remaining positions. We have taken profits elsewhere, such as selling our long held position in Wabtec, and we have maintained a healthy cash cushion of more than 20%. (For taxable investors, note that we offset these gains by taking tax losses elsewhere.) Seemingly, there have been few places to hide in this downturn.

So what can you expect going forward? You do not need us to recite the dire economic forecasts which are widely communicated on TV and in the newspapers on a daily basis. With fear and panic having over-taken the stock market, it is apparent that fundamental value has taken a back seat (except for "insiders" who have been buying aggressively for the past few weeks, a barometer which we view as important). The table below shows a number of the Fund's holdings and their price/earnings valuations at the end of October. For many of these investments, net earnings also equates to free cash flow, since depreciation is usually reinvested in capital spending both to maintain facilities and to provide for growth. Historically, when we would find a good business selling for 10x free cash flow, it was an incentive to do our research. As reflected in the table, many stocks are selling far below a 10 P/E. Since the inverse of a P/E multiple represents a percentage return on the investment, for a company like RR Donnelly, for example, where the P/E is 5.4x, the inverse equates to a 19% after-tax return. Thus, if management is efficient in allocating its free cash flow, then this should be a minimum expected annual return over the long term. While we recognize that 2009 earnings for most businesses are likely to be lower, and probably substantially lower, it should be noted that cash flows and, importantly, free cash flows could decline much less than earnings. That is, depreciation expenses typically decline at a modest rate and capital spending plans usually have a large variable component which can be reduced in difficult economic times. Furthermore, as business slows, the need for working capital also diminishes so the balance sheet can generate incremental cash. While debt reduction is clearly a primary use of excess cash in this environment, it should be noted that the corporate bond market has been hit equally as hard as the stock market. For many companies with public debt outstanding, there is an opportunity to repurchase debt at a discount to its face value, thus enhancing shareholder returns.

                     STOCK
                     PRICE                  PRICE/
                     AS OF      2008       EARNINGS
                   10/31/08    EST.EPS     MULTIPLE
                   --------   --------   -----------
Agrium              $37.98     $8.50         4.5x
BJ Services          12.83      2.05         6.3
C.E. Franklin         4.96      1.00         5.0
Cenveo                4.83      1.70         2.8
Dorel Industries     22.25      3.75         5.9
Federal Mogul         7.17      1.45         4.9
Jarden Corp          17.80      2.75         6.5
Prestige Brands      10.87      1.20*        9.1
RR Donnelly          16.57      3.10         5.3
Spartan Motors        4.59      1.60         2.9
Toro Co.             33.64      3.15        10.7

*    Cash EPS(0)

In addition to fundamental economic concerns overhanging the market, we think it is important to highlight some of the numerous non-fundamental issues which we believe have been critical contributors to the market's steep decline over the last few months. These include tax loss selling to offset capital gains realized in the first half of the year; margin calls; forced selling to satisfy mutual fund redemptions; and hedge fund redemptions and/or liquidations. Finally, many institutional investors, i.e., endowments and pension funds, have in recent years substantially increased their asset allocation to so called "alternative investments" such as private equity funds and venture capital funds. Not surprisingly, the value of these assets has declined materially as well, but because the liquidity of these investments is limited, institutional investors have been forced to sell common stocks in order to meet their expenses. Whether the lifting of these issues results in a market bounce as we start the New Year, only time will tell, but it is our expectation that overall volatility will decline and this could be the first step toward rebuilding investor confidence.

On balance, the swiftness and severity of the stock market decline have been unprecedented; many are drawing comparisons to the Great Depression. We believe that 2009 will be a difficult economic environment. No one is projecting a quick fix, but stock valuations whether measured by a price/earnings multiple, total market value/EBITDA, price book value or dividend/yield, are also at levels not seen in many years. Warren Buffett has been quoted as saying "this is the most difficult market I have seen in my adult life," but he also wrote in an OpEd article in The New York Times (October 17, 2008) that he is "buying" consistent with an earlier quote of his -- "Be fearful when others are greedy and be greedy when others are fearful." We believe our portfolio is well-positioned to participate when reason returns to the market.

We appreciate your continued confidence.

Sincerely,


/s/ Edward I. Lefferman
Edward I. Lefferman
Portfolio Manager

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AT A SPECIFIC POINT IN TIME AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE.

           Comparison of Change in the Value of a $10,000 Investment in the FMC Strategic Value Fund versus the Russell 2000 Value Index

          TOTAL RETURN(1)
For Periods Ended October 31, 2008

           Annualized   Annualized   Annualized
One Year     3 Year       5 Year       10 Year
 Return      Return       Return       Return
--------   ----------   ----------   ----------
(36.30%)     (4.32%)       4.16%        9.16%

                               (PERFORMANCE GRAPH)

             FMC Strategic    Russell 2000
              Value Fund     Value Index(2)
             -------------   --------------
10/31/98        $10,000          $10,000
10/31/99        $10,026          $10,072
10/31/00        $12,427          $11,814
10/31/01        $14,529          $12,848
10/31/02        $15,775          $12,523
10/31/03        $19,584          $17,569
10/31/04        $23,492          $20,730
10/31/05        $27,416          $23,433
10/31/06        $33,367          $28,798
10/31/07        $37,698          $29,388
10/31/08        $24,013          $20,413

(1) The data quoted herein represents past performance; past performance does not guarantee future results. The return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund may be worth less than its original cost. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund's returns, do not include any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers were applied during earlier periods; if they had not been in effect, performance would have been lower. For performance data current to the most recent month end, please call 1-877-FMC-4099 (1-877-362-4099).

(2) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

                                  (PIE CHART)

                            PORTFOLIO COMPOSITION(3)

Basic Industry                  0.4%
Transportation Equipment        0.3%
Corporate Bond                  0.2%
Energy                         22.1%
Cash Equivalent                21.8%
Miscellaneous Consumer         13.9%
Services                       10.9%
Automotive                      6.0%
Printing & Publishing           6.0%
Technology                      3.9%
Industrial/Manufacturing        2.9%
Financial Services              2.7%
Housing Related                 2.6%
Utilities                       2.3%
Real Estate Investment Trust    2.1%
Food                            1.3%
Banks                           0.6%

(3) Portfolio composition percentages are based upon the total investments of the Fund.

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

October 31, 2008

                                                                    Value
                                                       Shares       (000)
                                                    -----------   --------
COMMON STOCK (77.9%)
AUTOMOTIVE (6.0%)
   Federal Mogul* ...............................       430,000   $  3,083
   Monaco Coach .................................     1,000,000      2,200
   Spartan Motors ...............................     1,000,000      4,590
                                                                  --------
                                                                     9,873
                                                                  --------
BANKS (0.6%)
    Popular .....................................       125,000        950
                                                                  --------
BASIC INDUSTRY (0.4%)
   Mueller Industries ...........................        30,000        686
                                                                  --------
ENERGY (22.1%)
   BJ Services ..................................       265,000      3,405
   CE Franklin Ltd.* ............................       741,700      3,701
   Core Laboratories ............................        78,000      5,749
   Encore Acquisition* ..........................       240,000      7,476
   Hercules Offshore* ...........................       300,000      2,187
   Petroplus Holdings*(1) .......................       146,000      3,865
   Range Resources ..............................       240,000     10,133
                                                                  --------
                                                                    36,516
                                                                  --------
FINANCIAL SERVICES (2.7%)
   American Safety Insurance Holdings Ltd.* .....       125,000      1,294
   Old Republic International ...................       335,000      3,085
                                                                  --------
                                                                     4,379
                                                                  --------
FOOD (1.3%)
   Agrium .......................................        58,000      2,203
                                                                  --------
HOUSING RELATED (2.5%)
   Drew Industries* .............................       350,000      4,235
                                                                  --------
INDUSTRIAL/MANUFACTURING (2.9%)
   Actuant, Cl A ................................        67,400      1,208
   FMC ..........................................        40,000      1,742
   Mettler Toledo International* ................        24,000      1,837
                                                                  --------
                                                                     4,787
                                                                  --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

October 31, 2008

                                                      Shares/
                                                    Face Amount     Value
                                                       (000)        (000)
                                                    -----------   --------
MISCELLANEOUS CONSUMER (13.9%)
   Blyth ........................................       110,000   $    946
   Dorel Industries, Cl B .......................       128,000      2,848
   Ethan Allen Interiors ........................        86,000      1,539
   Furniture Brands International ...............       115,000        654
   Jarden* ......................................       300,000      5,340
   Prestige Brands Holdings* ....................       775,000      5,355
   Toro .........................................       185,000      6,224
                                                                  --------
                                                                    22,906
                                                                  --------
PRINTING & PUBLISHING (6.0%)
   Cenveo* ......................................       550,000      2,657
   RR Donnelley & Sons ..........................       220,000      3,645
   Transcontinental GDR, Cl A* ..................       360,000      3,612
                                                                  --------
                                                                     9,914
                                                                  --------
REAL ESTATE INVESTMENT TRUST (2.1%)
   Mack-Cali Realty .............................       150,000      3,408
                                                                  --------
SERVICES (10.9%)
   American Reprographics* ......................       270,000      2,873
   ATC Technology* ..............................       300,000      6,579
   Moody's ......................................       115,000      2,944
   United Stationers* ...........................       150,000      5,608
                                                                  --------
                                                                    18,004
                                                                  --------
TECHNOLOGY (3.9%)
   Polycom* .....................................       310,000      6,513
                                                                  --------
TRANSPORTATION EQUIPMENT (0.3%)
   Commercial Vehicle Group* ....................       380,000        505
                                                                  --------
UTILITIES (2.3%)
   Frontier Communications ......................       500,000      3,805
                                                                  --------
TOTAL COMMON STOCK
   (Cost $168,372) ..............................                  128,684
                                                                  --------
CORPORATE BOND (0.2%)
   Mueller Industries
      6.000%, 11/01/14 ..........................   $       425        351
                                                                  --------
TOTAL CORPORATE BOND
   (Cost $425) ..................................                      351
                                                                  --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

October 31, 2008

                                                                    Value
                                                       Shares       (000)
                                                    -----------   --------
CASH EQUIVALENT (21.7%)
   Dreyfus Treasury Prime Cash Management Fund,
      0.670%(2) .................................    35,903,937   $ 35,904
                                                                  --------
TOTAL CASH EQUIVALENT
   (Cost $35,904) ...............................                   35,904
                                                                  --------
TOTAL INVESTMENTS (99.8%)
   (Cost $204,701) ..............................                 $164,939
                                                                  ========

PERCENTAGES ARE BASED ON NET ASSETS OF $165,210.

*    NON-INCOME PRODUCING SECURITY.

(1) SECURITY IS TRADED ON A FOREIGN STOCK EXCHANGE. THE TOTAL VALUE OF ALL SUCH SECURITIES AT OCTOBER 31, 2008 WAS $3,865 AND REPRESENTED 2.3% OF NET ASSETS.

(2)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

CL -- CLASS

GDR -- GLOBAL DEPOSITARY RECEIPT

LTD. -- LIMITED

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)               FMC STRATEGIC VALUE FUND

October 31, 2008

Assets:
   Investments at Value (Cost $204,701) .......................   $   164,939
   Receivable for Investment Securities Sold ..................           402
   Dividends and Interest Receivable ..........................            70
   Other Assets ...............................................            12
                                                                  -----------
      Total Assets ............................................       165,423
                                                                  -----------
Liabilities:
   Payable to Investment Adviser ..............................           141
   Payable to Administrator ...................................            17
   Payable to Trustees and Officers ...........................             4
   Payable for Capital Shares Redeemed ........................             3
   Other Accrued Expenses .....................................            48
                                                                  -----------
      Total Liabilities .......................................           213
                                                                  -----------
   Net Assets .................................................   $   165,210
                                                                  ===========
Net Assets Consist of:
   Paid-in Capital ............................................   $   205,934
   Accumulated Net Realized Loss on Investments ...............          (962)
   Net Unrealized Depreciation on Investments .................       (39,762)
                                                                  -----------
   Net Assets .................................................   $   165,210
                                                                  ===========
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ...............    11,026,556(1)
                                                                  -----------
Net Asset Value, Offering and Redemption Price Per Share ......   $     14.98
                                                                  ===========

(1)  Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                           FMC STRATEGIC VALUE FUND

For the Year Ended October 31, 2008

Investment Income:
   Dividend Income (less foreign taxes withheld of $54) .............   $  2,531
   Interest Income ..................................................        858
                                                                        --------
      Total Investment Income .......................................      3,389
                                                                        --------
Expenses:
   Investment Advisory Fees .........................................      2,362
   Administration Fees ..............................................        267
   Trustees' and Officers' Fees .....................................         13
   Transfer Agent Fees ..............................................         50
   Professional Fees ................................................         35
   Printing Fees ....................................................         25
   Registration and Filing Fees .....................................         19
   Custodian Fees ...................................................         13
   Other Expenses ...................................................         14
                                                                        --------
      Total Expenses ................................................      2,798
                                                                        --------
      Net Investment Income .........................................        591
                                                                        --------
Net Realized Loss on Investments ....................................       (833)
Net Change in Unrealized Appreciation (Depreciation) on
   Investments ......................................................    (97,231)
                                                                        --------
   Net Realized and Unrealized Loss on Investments ..................    (98,064)
                                                                        --------
Net Decrease in Net Assets Resulting from Operations ................   $(97,473)
                                                                        ========

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                FMC STRATEGIC VALUE FUND

For the Years Ended October 31,

                                                              2008        2007
                                                           ---------   ---------
Operations:
   Net Investment Income ...............................   $     591   $   1,814
   Net Realized Gain (Loss) on Investments .............        (833)     14,813
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments ...................................     (97,231)      9,614
                                                           ---------   ---------
      Net Increase (Decrease) in Net Assets Resulting
         from Operations ...............................     (97,473)     26,241
                                                           ---------   ---------
Dividends and Distributions:
   Net Investment Income ...............................        (778)     (1,896)
   Net Realized Gain ...................................     (14,814)    (10,369)
                                                           ---------   ---------
      Total Dividends and Distributions ................     (15,592)    (12,265)
                                                           ---------   ---------
Capital Share Transactions:
   Issued ..............................................      37,965      69,497
   In Lieu of Dividends and Distributions ..............       1,093         785
   Redeemed ............................................     (29,441)    (13,540)
                                                           ---------   ---------
      Net Increase in Net Assets Derived from
         Capital Share Transactions ....................       9,617      56,742
                                                           ---------   ---------
      Total Increase (Decrease) in Net Assets ..........    (103,448)     70,718
                                                           ---------   ---------
Net Assets:
   Beginning of Year ...................................     268,658     197,940
                                                           ---------   ---------
   End of Year .........................................   $ 165,210   $ 268,658
                                                           =========   =========
Undistributed Net Investment Income ....................   $      --   $      60
                                                           =========   =========
Shares Issued and Redeemed:
   Issued ..............................................       1,788       2,805
   In Lieu of Dividends and Distributions ..............          51          33
   Redeemed ............................................      (1,495)       (547)
                                                           ---------   ---------
      Net Increase in Shares Outstanding from
         Capital Share Transactions ....................         344       2,291
                                                           =========   =========

Amounts designated as "--" are $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                    FMC STRATEGIC VALUE FUND

For a Share Outstanding Throughout Each Year
For the Years Ended October 31,


         Net
        Asset                 Realized and                Dividends  Distributions
        Value,       Net       Unrealized       Total     from Net        from
      Beginning  Investment  Gain (Loss) on     from     Investment     Realized
       of Year    Income(2)    Investments   Operations    Income        Gains
      ---------  ----------  --------------  ----------  ----------  -------------
2008    $25.15     $0.05         $(8.75)       $(8.70)     $(0.07)      $(1.40)
2007     23.59      0.18           2.80          2.98       (0.19)       (1.23)
2006     20.25      0.14           4.13          4.27       (0.13)       (0.80)
2005     18.36      0.08           2.90          2.98       (0.18)       (0.91)
2004     15.39      0.14           2.92          3.06          --        (0.09)

                                                                   Ratio
                       Net                  Net                   of Net
          Total       Asset               Assets,     Ratio     Investment
        Dividends     Value,                End    of Expenses     Income    Portfolio
           and         End      Total     of Year   to Average   to Average   Turnover
      Distributions  of Year  Return(1)    (000)    Net Assets   Net Assets     Rate
      -------------  -------  ---------  --------  -----------  -----------  ---------
2008     $(1.47)      $14.98   (36.30%)  $165,210     1.18%         0.25%       30%
2007      (1.42)       25.15    12.98     268,658     1.18          0.74        20
2006      (0.93)       23.59    21.71     197,940     1.22          0.64        19
2005      (1.09)       20.25    16.70     125,344     1.25          0.42        13
2004      (0.09)       18.36    19.96      83,544     1.28          0.81        19

(1) Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.

(2)  Per share calculations were performed using average shares for the period.

     Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

October 31, 2008

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 34 funds. The financial statements herein are those of the FMC Strategic Value Fund (the "Fund" and together with the FMC Select Fund, the "Funds"). The Fund seeks to provide long-term capital appreciation by investing in equity securities of U.S. companies with small to medium market capitalizations that First Manhattan Co., investment adviser to the Fund (the "Adviser"), considers undervalued by the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are valued based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2008, there were no securities valued in accordance with the Fair Value Procedures.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

October 31, 2008

     may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of a security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator and the Fund holds the relevant securities, then the Administrator will notify the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     On April 30, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last four tax year ends, as applicable). The adoption of FIN 48 did not impact the Fund's net assets or results of operations.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME --Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are allocated pro rata to the Fund based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS --Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

October 31, 2008

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of the Administrator, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, each of whom is an employee of the Administrator, is paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and service providers as required by Securities and Exchange Commission ("SEC") regulations. The CCO's services have been approved by and are reviewed by the Board.

The Fund effects brokerage or other agency transactions through the Adviser, a registered broker-dealer, for a brokerage commission in accordance with the Investment Company Act of 1940, the Securities and Exchange Act of 1934 and rules promulgated by the SEC. For the year ended October 31, 2008, the Adviser received $130,027 in brokerage commissions.

4.   ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds for an annual fee equal to the higher of $75,000 or 0.12% of the Funds' average daily net assets of the first $350 million, 0.10% of the Funds' average daily net assets of the next $150 million, 0.08% of the Funds' average daily net assets of the next $500 million, and 0.06% of the Funds' average daily net assets in excess of $1 billion.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and/or sold by the Fund.

5.   INVESTMENT ADVISORY AGREEMENT:

The Trust and the Adviser are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.30% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its sole discretion.

6.   INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the year ended October 31, 2008, were as follows (000):

Purchases
   Other ....................   $72,920

Sales and Maturities
   Other ....................    57,572

7.   FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in capital, as

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

October 31, 2008

appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to distribution reclasses and real estate investment trust reclasses, have been reclassified to/from the following accounts as of October 31, 2008 (000):

UNDISTRIBUTED NET   ACCUMULATED NET
INVESTMENT INCOME    REALIZED LOSS
-----------------   ---------------
      $127                $(127)

These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended October 31, 2008, and 2007, was as follows (000):

       ORDINARY     LONG-TERM
        INCOME    CAPITAL GAIN    TOTAL
       --------   ------------   -------
2008    $1,798       $13,794     $15,592
2007     2,075        10,190      12,265

As of October 31, 2008, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income ...   $    244
Unrealized Depreciation .........    (40,968)
                                    --------
Total Accumulated Losses ........   $(40,724)
                                    ========

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2008, were as follows (000):

             AGGREGATE      AGGREGATE
 FEDERAL      GROSS           GROSS           NET
  TAX       UNREALIZED     UNREALIZED     UNREALIZED
  COST     APPRECIATION   DEPRECIATION   DEPRECIATION
--------   ------------   ------------   ------------
$205,907     $25,681        $(66,649)      $(40,968)

8.   OTHER:

At October 31, 2008, one shareholder of record held 92% of the Fund's total outstanding shares. The shareholder of record was an omnibus account for the exclusive benefit of customers maintained by the Adviser in its capacity as a broker-dealer.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.   ACCOUNTING PRONOUNCEMENTS:

In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund's derivative instruments and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
FMC Strategic Value Fund of The Advisors' Inner Circle Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the FMC Strategic Value Fund (one of the series constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended October 31, 2005 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the FMC Strategic Value Fund of The Advisors' Inner Circle Fund at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                        /s/ ERNST & YOUNG LLP


Philadelphia, Pennsylvania
December 19, 2008

DISCLOSURE OF FUND EXPENSES                             FMC STRATEGIC VALUE FUND

                                                                     (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important that you understand how these costs affect your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                         BEGINNING     ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                          05/01/08    10/31/08     RATIOS      PERIOD*
                         ---------   ---------   ----------   --------
ACTUAL FUND RETURN       $1,000.00   $  673.90      1.18%       $4.96
HYPOTHETICAL 5% RETURN    1,000.00    1,019.20      1.18         5.99

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-362-4099. The following chart lists Trustees and Officers as of October 31, 2008.

                                                                                NUMBER OF
                                        TERM OF                                 PORTFOLIOS
                                      OFFICE AND                             IN THE ADVISORS'
         NAME,          POSITION(S)    LENGTH OF                            INNER CIRCLE FUND
       ADDRESS,          HELD WITH       TIME      PRINCIPAL OCCUPATION(S)     OVERSEEN BY              OTHER DIRECTORSHIPS
        AGE(1)           THE TRUST     SERVED(2)     DURING PAST 5 YEARS       BOARD MEMBER           HELD BY BOARD MEMBER(3)
----------------------  -----------  ------------  -----------------------  -----------------  -------------------------------------
INTERESTED
BOARD MEMBERS
ROBERT A.                 Chairman   (Since 1991)  Currently performs               34         Trustee of The Advisors' Inner Circle
NESHER                     of the                  various services on                         Fund II, Bishop Street Funds, SEI
62 yrs. old                Board                   behalf of SEI                               Asset Allocation Trust, SEI Daily
                        of Trustees                Investments for which                       Income Trust, SEI Institutional
                                                   Mr. Nesher is                               International Trust, SEI
                                                   compensated.                                Institutional Investments Trust, SEI
                                                                                               Institutional Managed Trust, SEI
                                                                                               Liquid Asset Trust, SEI Tax Exempt
                                                                                               Trust, and SEI Alpha Strategy
                                                                                               Portfolios, L.P., Director of SEI
                                                                                               Global Master Fund, plc, SEI Global
                                                                                               Assets Fund, plc, SEI Global
                                                                                               Investments Fund, plc, SEI
                                                                                               Investments Global, Limited, SEI
                                                                                               Investments -- Global Fund Services,
                                                                                               Limited, SEI Investments (Europe),
                                                                                               Limited, SEI Investments -- Unit
                                                                                               Trust Management (UK), Limited, SEI
                                                                                               Global Nominee Ltd., SEI Opportunity
                                                                                               Fund, L.P., SEI Structured Credit
                                                                                               Fund, L.P., and SEI Multi-Strategy
                                                                                               Funds plc.

WILLIAM M.                Trustee    (Since 1992)  Self-employed                    34         Trustee of The Advisors' Inner Circle
DORAN                                              consultant since 2003.                      Fund II, Bishop Street Funds, SEI
1701 Market Street                                 Partner, Morgan, Lewis                      Asset Allocation Trust, SEI Daily
Philadelphia, PA 19103                             & Bockius LLP (law                          Income Trust, SEI Institutional
68 yrs. old                                        firm) from 1976 to                          International Trust, SEI
                                                   2003, counsel to the                        Institutional Investments Trust, SEI
                                                   Trust, SEI, SIMC, the                       Institutional Managed Trust, SEI
                                                   Administrator and the                       Liquid Asset Trust, SEI Tax Exempt
                                                   Distributor. Secretary                      Trust, and SEI Alpha Strategy
                                                   of SEI since 1978.                          Portfolios, L.P., Director of SEI
                                                                                               since 1974. Director of the
                                                                                               Distributor since 2003. Director of
                                                                                               SEI Investments -- Global Fund
                                                                                               Services, Limited, SEI Investments
                                                                                               Global, Limited, SEI Investments
                                                                                               (Europe), Limited, SEI Investments
                                                                                               (Asia), Limited and SEI Asset Korea
                                                                                               Co., Ltd.

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                 NUMBER OF
                               TERM OF                                           PORTFOLIOS
                             OFFICE AND                                       IN THE ADVISORS'
    NAME,      POSITION(S)    LENGTH OF                                      INNER CIRCLE FUND
   ADDRESS,     HELD WITH       TIME           PRINCIPAL OCCUPATION(S)           OVERSEEN BY             OTHER DIRECTORSHIPS
    AGE(1)      THE TRUST     SERVED(2)          DURING PAST 5 YEARS            BOARD MEMBER           HELD BY BOARD MEMBER(3)
-------------  -----------  ------------  ---------------------------------  -----------------  ------------------------------------
INDEPENDENT
BOARD MEMBERS
JAMES M.       Trustee      (Since 1994)  Attorney, sole practitioner since          34         Trustee of The Advisors' Inner
STOREY                                    1994. Partner, Dechert Price                          Circle Fund II, Bishop Street Funds,
77 yrs. old                               & Rhoads, September 1987-                             Massachusetts Health and
                                          December 1993.                                        Education Tax-Exempt Trust, and
                                                                                                U.S. Charitable Gift Trust, SEI
                                                                                                Asset Allocation Trust, SEI Daily
                                                                                                Income Trust, SEI Institutional
                                                                                                International Trust, SEI
                                                                                                Institutional Investments Trust,
                                                                                                SEI Institutional Managed Trust,
                                                                                                SEI Liquid Asset Trust, SEI Tax
                                                                                                Exempt Trust, and SEI Alpha Strategy
                                                                                                Portfolios, L.P.

GEORGE J.      Trustee      (Since 1999)  Self-Employed Consultant,                  34         Trustee of The Advisors' Inner
SULLIVAN, JR.                             Newfound Consultants Inc. since                       Circle Fund II, Bishop Street Funds,
65 yrs. old                               April 1997.                                           State Street Navigator Securities
                                                                                                Lending Trust, SEI Asset Allocation
                                                                                                Trust, SEI Daily Income Trust, SEI
                                                                                                Institutional International Trust,
                                                                                                SEI Institutional Investments Trust,
                                                                                                SEI Institutional Managed Trust,
                                                                                                SEI Liquid Asset Trust, SEI Tax
                                                                                                Exempt Trust, and SEI Alpha Strategy
                                                                                                Portfolios, L.P., Director of SEI
                                                                                                Opportunity Fund, L.P., and SEI
                                                                                                Structured Credit Fund, L.P.

BETTY L.       Trustee      (Since 2005)  Vice President Compliance, AARP            34         Trustee of The Advisors' Inner
KRIKORIAN                                 Financial Inc. since September                        Circle Fund II and Bishop Street
65 yrs. old                               2008. Self-Employed Legal and                         Funds.
                                          Financial Services Consultant
                                          since 2003. In-house Counsel,
                                          State Street Bank Global
                                          Securities and Cash Operations
                                          from 1995 to 2003.

CHARLES E.     Trustee      (Since 2005)  Self-Employed Business                     34         Director, Crown Pacific, Inc. and
CARLBOM                                   Consultant, Business Project Inc.                     Trustee of The Advisors' Inner
74 yrs. old                               since 1997. CEO and President,                        Circle Fund II and Bishop Street
                                          United Grocers Inc. from 1997                         Funds.
                                          to 2000.

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                 NUMBER OF
                               TERM OF                                           PORTFOLIOS
                             OFFICE AND                                       IN THE ADVISORS'
    NAME,      POSITION(S)    LENGTH OF                                      INNER CIRCLE FUND
   ADDRESS,     HELD WITH       TIME           PRINCIPAL OCCUPATION(S)       OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
    AGE(1)      THE TRUST     SERVED(2)          DURING PAST 5 YEARS           MEMBER/OFFICER      HELD BY BOARD MEMBER/OFFICER(3)
-------------  -----------  ------------  ---------------------------------  -----------------  ------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
MITCHELL A.      Trustee    (Since 2005)  Private Investor since 1994.               34         Trustee of The Advisors' Inner
JOHNSON                                                                                         Circle Fund II, and Bishop Street
66 yrs. old                                                                                     Funds, SEI Asset Allocation Trust,
                                                                                                SEI Daily Income Trust, SEI
                                                                                                Institutional International Trust,
                                                                                                SEI Institutional Investments Trust,
                                                                                                SEI Institutional Managed Trust,
                                                                                                SEI Liquid Asset Trust, SEI Tax
                                                                                                Exempt Trust, and SEI Alpha Strategy
                                                                                                Portfolios, L.P.

JOHN K.          Trustee    (Since 2008)  CEO, Office of Finance, FHL                34         Director of Federal Home Loan Bank
DARR                                      Banks from 1992 to 2007.                              of Pittsburgh and Manna, Inc. and
64 yrs. old                                                                                     Trustee of The Advisors' Inner
                                                                                                Circle Fund II and Bishop Street
                                                                                                Funds.

OFFICERS
PHILIP T.       President   (Since 2008)  Managing Director of SEI                  N/A                          N/A
MASTERSON                                 Investments since 2006. Vice
44 yrs. old                               President and Assistant Secretary
                                          of the Administrator from 2004 to
                                          2006. General Counsel of Citco
                                          Mutual Fund Services from
                                          2003 to 2004. Vice President
                                          and Associate Counsel for the
                                          Oppenheimer Funds from 2001
                                          to 2003.

MICHAEL         Treasurer,  (Since 2005)  Director, SEI Investments, Fund           N/A                          N/A
LAWSON          Controller                Accounting since July 2005.
48 yrs. old     and Chief                 Manager, SEI Investments, Fund
                Financial                 Accounting from April 1995 to
                 Officer                  February 1998 and November
                                          1998 to July 2005.

RUSSELL           Chief     (Since 2006)  Director of Investment Product            N/A                          N/A
EMERY           Compliance                Management and Development at
45 yrs. old      Officer                  SEI Investments since February
                                          2003. Senior Investment Analyst,
                                          Equity team at SEI Investments
                                          from March 2000 to February
                                          2003.

----------
(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                  NUMBER OF
                                                                                  PORTFOLIOS
                               TERM OF                                         IN THE ADVISORS'
   NAME,      POSITION(S)    OFFICE AND                                       INNER CIRCLE FUND
  ADDRESS,     HELD WITH      LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY     OTHER DIRECTORSHIPS
   AGE(1)      THE TRUST     TIME SERVED          DURING PAST 5 YEARS              OFFICER         HELD BY OFFICER
-----------  -------------  ------------  ----------------------------------  -----------------  -------------------
OFFICERS (CONTINUED)
JOSEPH M.         Vice      (Since 2007)  Corporate Counsel of SEI since             N/A                 N/A
GALLO          President                  2007; Associate Counsel, ICMA
35 yrs. old       and                     Retirement Corporation 2004-
               Secretary                  2007; Federal Investigator, U.S.
                                          Department of Labor 2002-2004;
                                          U.S. Securities and Exchange
                                          Commission-Division of
                                          Investment Management, 2003.

CAROLYN F.        Vice      (Since 2007)  Corporate Counsel of SEI since             N/A                 N/A
MEAD           President                  2007; Associate, Stradley, Ronon,
51 yrs. old  and Assistant                Stevens & Young 2004-2007;
               Secretary                  Counsel, ING Variable Annuities,
                                          1999-2002.

JAMES             Vice      (Since 2004)  Employed by SEI Investments                N/A                 N/A
NDIAYE         President                  Company since 2004. Vice
40 yrs. old       and                     President, Deutsche Asset
               Assistant                  Management from 2003-2004.
               Secretary                  Associate, Morgan, Lewis &
                                          Bockius LLP from 2000-2003.
                                          Counsel, Assistant Vice President,
                                          ING Variable Annuities Group
                                          from 1999-2000.

TIMOTHY D.        Vice      (Since 2000)  General Counsel, Vice President            N/A                 N/A
BARTO          President                  and Secretary of SEI Investments
40 yrs. old       and                     Global Funds Services since
               Assistant                  1999; Associate, Dechert (law
               Secretary                  firm) from 1997-1999; Associate,
                                          Richter, Miller & Finn (law firm)
                                          from 1994-1997.

ANDREW S.         AML       (Since 2008)  Compliance Officer and Product             N/A                 N/A
DECKER          Officer                   Manager, SEI, 2005-2008. Vice
45 yrs. old                               President, Old Mutual Capital,
                                          2000-2005. Operations Director,
                                          Prudential Investments, 1998-2000.

----------
(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                            FMC STRATEGIC VALUE FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2008, the Fund is designating the following items with regard to distributions paid during the year.

                                                 DIVIDENDS
                                                QUALIFYING
                                                    FOR
                                                 CORPORATE
  LONG-TERM       ORDINARY                       DIVIDENDS       QUALIFYING         U.S.          INTEREST       SHORT-TERM
CAPITAL GAIN       INCOME          TOTAL         RECEIVABLE       DIVIDEND       GOVERNMENT       RELATED       CAPITAL GAIN
DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION (1)     INCOME (2)     INTEREST (3)   DIVIDENDS (4)   DIVIDENDS (5)
------------   -------------   -------------   -------------   --------------   ------------   -------------   -------------
   88.47%          11.53%         100.00%          81.03%          80.93%          21.81%          37.15%         100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by the law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemptions of these amounts in state income.

(4) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after January 1, 2010.

(5) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after January 1, 2010.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2008. Complete information will be computed and reported in conjunction with your 2008 Form 1099-DIV.

                                     NOTES

                                     NOTES

================================================================================

                            FMC STRATEGIC VALUE FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q (Quarterly Schedule of Portfolio Holdings) are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-877-FMC-4099 (1-877-362-4099); information on voted proxies is also available on the SEC's website on Form N-PX at http://www.sec.gov.

FMC-AR-001-0800

================================================================================

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ ------------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(a)       Audit        $246,200           $0               $0           $210,200            $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(b)       Audit-
          Related         $0              $0               $0              $0               $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(c)       Tax Fees        $0              $0               $0              $0               $0              $0

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(d)       All             $0              $0               $0              $0               $0              $0
          Other
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ -----------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(a)       Audit        $316,360           N/A             N/A           $353,110          N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(b)       Audit-
          Related        N/A              N/A             N/A             N/A             N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(c)       Tax Fees       N/A              N/A             N/A             N/A             N/A             N/A

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------




(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%               0%

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%               0%

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%               0%

                  --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%              N/A

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%              N/A

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%              N/A

                  --------------------------- ---------------- ---------------

(f)    Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        ------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO
Date:  December 28, 2008


* Print the name and title of each signing officer under his or her signature.